Pension and OPEB Plans (Schedule of Changes in Projected Benefit Obligations and Changes in Fair Value of Plan) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)					$ (63)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			$ 2,615	$ 2,567	2,567	$ 3,358
Service cost	$ 6	$ 6	19	18	23	31	$ 33
Interest cost	30	30	90	91	123	90	84
Actuarial loss (gain)					63	(662)
Benefits paid					(161)	(169)
Settlements						(81)
Projected benefit obligation at end of year					2,615	2,567	3,358
Accumulated benefit obligation at end of year					2,502	2,452
Change in Plan Assets:
Fair value of assets at beginning of year			1,822	1,817	1,817	2,669
Actual return (loss) on assets					161	(608)
Employer contributions			71		5	6
Benefits paid					(161)	(169)
Settlements						(81)
Fair value of assets at end of year					1,822	1,817	2,669
Funded Status:
Projected benefit obligation at end of year					(2,615)	(2,567)	(3,358)
Fair value of assets at end of year					1,822	1,817	2,669
Funded status at end of year					(793)	(750)
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			654	664	664	861
Service cost	1	1	3	3	2	4	5
Interest cost	$ 8	$ 8	24	24	33	25	26
Participant contributions					20	19
Actuarial loss (gain)					(2)	(190)
Benefits paid					(63)	(55)
Projected benefit obligation at end of year					654	664	861
Change in Plan Assets:
Fair value of assets at beginning of year			116	$ 120	120	146
Actual return (loss) on assets					15	(25)
Employer contributions			$ 17		24	35
Participant contributions					20	19
Benefits paid					(63)	(55)
Fair value of assets at end of year					116	120	146
Funded Status:
Projected benefit obligation at end of year					(654)	(664)	(861)
Fair value of assets at end of year					116	120	$ 146
Funded status at end of year					$ (538)	$ (544)